Portfolio of Investments Janaury 31, 2025
NZF
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 162.4% (100.0% of Total Investments)
4185751016 MUNICIPAL BONDS - 162 .4% ( 100 .0 % of Total Investments) 4185751016
ALABAMA - 3.1% (1.9% of Total Investments)
$ 15,310,000 (a) Alabama Corrections Institution Finance Authority, Revenue
Bonds, Series 2022A, (UB)
5 .250% 07/01/52 $ 16,246,349
8,585,000 (b) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
6 .000 09/01/45 8,607,659
2,280,000 (a) Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016B
5 .000 11/15/46 2,293,356
2,720,000 Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016C
5 .000 11/15/46 2,735,933
24,765,000 Energy Southeast Cooperative District, Alabama, Energy Supply
Revenue Bonds, Series 2024B, (Mandatory Put 6/01/32)
5 .250 07/01/54 26,701,999
340,000 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation
Proejcet, Series 2019, (AMT)
5 .750 10/01/49 354,475
2,945,000 (a) Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024, (UB)
5 .500 10/01/53 3,159,073
3,800,000 Mobile County Industrial Development Authority, Alabama, Solid
Waste Disposal Revenue Bonds, AM/NS Calvert LLC Project,
Series 2024B, (AMT)
4 .750 12/01/54 3,734,283
14,840,000 Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025A, (Mandatory
Put 6/01/35)
5 .000 01/01/56 15,581,168
TOTAL ALABAMA 79,414,295
ARIZONA - 1.3% (0.8% of Total Investments)
2,131,023 (b),(c) Cahava Springs Revitalization District, Cave Creek, Arizona,
Special Assessment Bonds, Series 2017A
7 .000 07/01/41 1,491,716
3,185,000 (b) Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015
5 .000 07/15/39 3,130,096
3,865,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024B
4 .800 09/01/49 3,872,154
1,500,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .850 09/01/54 1,510,581
10,000,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A, (AMT)
5 .000 07/01/47 10,074,211
400,000 Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility
Revenue Bonds, Mesa Project, Series 2012, (AMT)
5 .000 07/01/27 401,445
950,000 Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility
Revenue Bonds, Mesa Project, Series 2012, (AMT)
5 .000 07/01/32 953,456
1,790,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .375 07/01/46 1,253,000
2,140,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .500 07/01/51 1,498,000
2,060,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .750 02/01/50 2,115,923
35,000 Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, The Paideia Academies
Project, 2019
5 .125 07/01/39 34,146
50,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5 .000 12/01/32 53,635
7,235,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5 .000 12/01/37 7,799,743
TOTAL ARIZONA 34,188,106

Portfolio of Investments Janaury 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARKANSAS - 1.2% (0.7% of Total Investments)
$ 10,055,000 (b) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2022, (AMT)
5 .450% 09/01/52 $ 10,381,026
12,410,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States Steel
Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 13,005,460
6,000,000 (b) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2019, (AMT)
4 .500 09/01/49 5,955,688
2,000,000 (b) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Big River Steel Project, Series
2020A, (AMT)
4 .750 09/01/49 2,001,868
TOTAL ARKANSAS 31,344,042
CALIFORNIA - 19.5% (12.0% of Total Investments)
4,225,000 Alameda Unified School District, Alameda County, California,
General Obligation Bonds, Series 2005B - AGM Insured
0 .000 08/01/28 3,789,842
535,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .000 03/01/41 503,934
1,900,000 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series
2015
5 .000 05/01/38 1,912,337
165,000 Brentwood Infrastructure Financing Authority, California,
Infrastructure Revenue Bonds, Refunding Subordinated Series
2014B
5 .000 09/02/36 165,062
4,070,000 Calexico Unified School District, Imperial County, California,
General Obligation Bonds, Election of 2004 Series 2005B - FGIC
Insured
0 .000 08/01/32 3,096,073
6,410,000 Calexico Unified School District, Imperial County, California,
General Obligation Bonds, Election of 2004 Series 2005B - FGIC
Insured
0 .000 08/01/34 4,503,361
19,925,000 California Community Choice Financing Authority, Clean Energy
Project Revenue Bonds, Green Series 2024C, (Mandatory Put
10/01/32)
5 .000 08/01/55 21,120,141
1,510,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments, Series
2020A
5 .000 02/01/50 1,125,539
1,515,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Verdant at Green Valley Apartments,
Series 2019A
5 .000 08/01/49 1,406,429
1,235,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding
Corporation, Turbo, Series 2007A
5 .000 06/01/36 1,207,766
22,650,000 (a) California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019, (UB)
5 .000 11/15/49 22,850,097
3,500,000 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A
4 .000 04/01/45 3,366,191
825,000 (b) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015
5 .375 07/01/45 826,635
34,780,000 California Municipal Finance Authority, Revenue Bonds,
Community Health System, Series 2021A - AGM Insured
4 .000 02/01/51 33,520,369
2,000,000 (b) California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination
Project Pipeline, Refunding Series 2019
5 .000 07/01/39 2,059,264
2,000,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series 2016
5 .000 06/01/51 1,200,000
2,500,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/44 2,501,122
16,712,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500 12/01/54 16,718,954
31,280,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 31,460,955

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 22,205,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500% 12/01/58 $ 22,724,457
3,878 (c),(d) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005A
5 .500 07/01/39 3,878
2,618 (c),(d) California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System, Series
2005H
5 .750 07/01/25 2,618
9,955,000 Capistrano Unified School District, Orange County, California,
Special Tax Bonds, Community Facilities District 98-2, Series
2005 - FGIC Insured
0 .000 09/01/31 7,757,573
14,085,000 Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 15,350,639
3,795,000 Colton Joint Unified School District, San Bernardino County,
California, General Obligation Bonds, Series 2006C - FGIC
Insured
0 .000 02/01/37 2,421,268
6,215,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Altana Glendale, Series 2021A-2
4 .000 10/01/56 4,856,226
2,330,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .000 07/01/43 1,833,210
10,145,000 (b) CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Monterrey Station Apartments, Senior
Lien Series 2021A-1
3 .125 07/01/56 6,833,005
3,005,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-1
3 .000 06/01/47 2,100,196
20,855,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 12,737,736
15,120,000 CSCDA Community Improvement Authority, California, Essential
Housing Revenue Bonds, Wood Creek Apartments, Senior Lien
Series 2021A-1
3 .000 12/01/49 10,236,604
1,320,000 Davis, California, Special Tax Bonds, Community Facilities District
2015-1 Series 2015
5 .000 09/01/40 1,325,389
2,510,000 Folsom Cordova Unified School District, Sacramento County,
California, General Obligation Bonds, School Facilities
Improvement District 1, Series 2004B - NPFG Insured
0 .000 10/01/28 2,243,858
3,360,000 Folsom Cordova Unified School District, Sacramento County,
California, General Obligation Bonds, School Facilities
Improvement District 2, Series 2002A - NPFG Insured
0 .000 07/01/27 3,117,331
3,725,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2015A -
AGM Insured
0 .000 01/15/34 2,695,188
3,000,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Series 2013A
5 .800 01/15/26 3,079,183
4,505,000 Foothill-De Anza Community College District, Santa Clara
County, California, Election of 1999 General Obligation Bonds,
Series A - NPFG Insured
0 .000 08/01/30 3,818,581
2,315,000 Gateway Unified School District, California, General Obligation
Bonds, Series 2004B - FGIC Insured
0 .000 08/01/32 1,787,158
3,170,000 (e) Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
Series 2005A - AGM Insured, (ETM)
0 .000 06/01/26 3,046,711
2,445,000 (a),(b),(e) Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Tender Option Bond
Trust 2015-XF1038, (Pre-refunded 6/01/25), (IF)
11 .460 06/01/40 2,522,141
1,250,000 (a),(b) Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Tender Option Bond
Trust 2015-XF1038, (IF)
11 .464 06/01/40 1,289,459
3,190,000 Hillsborough City School District, San Mateo County, California,
General Obligation Bonds, Series 2006B
0 .000 09/01/27 2,953,390

Portfolio of Investments Janaury 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 5,000,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2005 - NPFG
Insured
0 .000% 08/01/31 $ 4,042,208
2,500,000 Huntington Beach Union High School District, Orange County,
California, General Obligation Bonds, Series 2007 - FGIC Insured
0 .000 08/01/32 1,948,552
10,000,000 (a) Irvine Facilities Financing Authority, California, Special Tax
Revenue Bonds, Great Park Infrastructure Project Series 2023A -
BAM Insured, (UB)
4 .000 09/01/58 9,801,078
225,000 (f) Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007B (TSFR3M*0.67% +
1.450%)
4 .656 11/15/27 227,103
12,000,000 (a) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Senior Lien Series 2015D,
(AMT), (UB)
5 .000 05/15/41 12,022,622
2,155,000 Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Senior Series 2022H, (AMT)
5 .000 05/15/42 2,242,970
70,000 (e) Los Angeles Department of Airports, California, Revenue Bonds,
Los Angeles International Airport, Subordinate Lien Series
2021D, (Pre-refunded 11/15/31), (AMT)
4 .000 05/15/46 72,687
1,000,000 (e) Mendocino-Lake Community College District, Mendocino and
Lake Counties, California, General Obligation Bonds, Election
2006, Series 2011B, (Pre-refunded 8/01/26) - AGM Insured
5 .600 08/01/31 1,043,992
2,335,000 (b) Morongo Band of Mission Indians, California, Enterprise Revenue
Bonds, Series 2018A
5 .000 10/01/42 2,372,288
1,030,000 Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
5 .875 08/01/28 1,122,682
2,320,000 (g) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0 .000 08/01/43 2,286,921
5,420,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009B
6 .500 11/01/39 6,696,548
2,700,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
7 .000 11/01/34 3,318,697
5,180,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6 .500 11/01/39 6,400,022
7,735,000 North Orange County Community College District, California,
General Obligation Bonds, Election of 2002 Series 2003B - FGIC
Insured
0 .000 08/01/25 7,626,957
4,180,000 North Orange County Community College District, California,
General Obligation Bonds, Election of 2002 Series 2003B - FGIC
Insured
0 .000 08/01/26 4,004,944
10,885,000 Norwalk La Mirada Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2002 Series
2005B - FGIC Insured
0 .000 08/01/25 10,722,502
7,750,000 Oxnard Union High School District, Ventura County, California,
General Obligation Bonds, Election 2018 Series 2022C
4 .000 08/01/47 7,716,801
12,210,000 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A
6 .750 08/01/40 13,729,327
5,000,000 Palomar Pomerado Health, California, General Obligation Bonds,
Series 2009A - AGC Insured
7 .000 08/01/38 5,632,621
3,200,000 Redlands Unified School District, San Bernardino County,
California, General Obligation Bonds, Series 2003 - AGM Insured
0 .000 07/01/27 2,944,342
2,755,000 Sacramento City Unified School District, Sacramento County,
California, General Obligation Bonds, Series 2007 - AGM Insured
0 .000 07/01/25 2,723,039
22,345,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, International Senior Series 2023B, (AMT)
5 .250 07/01/58 23,507,487
6,500,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Senior Series 2023A
5 .000 07/01/58 6,969,947
2,750,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2017A, (AMT)
5 .000 07/01/47 2,769,161
2,360,000 San Diego County Regional Airport Authority, California, Airport
Revenue Bonds, Subordinate Series 2021B, (AMT)
5 .000 07/01/51 2,419,573

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 6,650,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000% 05/01/44 $ 6,784,481
25,670,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT)
5 .000 05/01/43 26,044,120
33,485,000 (a) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D, (AMT),
(UB)
5 .000 05/01/48 33,784,701
5,000,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Refunding Senior Lien Toll Road Revenue
Bonds, Series 2021A
4 .000 01/15/50 4,756,190
860,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 860,407
5,760,000 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015
0 .000 08/01/45 1,966,071
37,555,000 Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Series 2007A
0 .000 06/01/47 10,208,159
1,800,000 Walnut Valley Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2000 Series
2003D - FGIC Insured
0 .000 08/01/27 1,667,136
4,005,000 (g) Wiseburn School District, Los Angeles County, California,
General Obligation Bonds, Series 2011B - AGM Insured
0 .000 08/01/36 4,512,583
TOTAL CALIFORNIA 503,018,789
COLORADO - 7.7% (4.7% of Total Investments)
980,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/51 924,059
1,101,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5 .500 12/01/36 1,101,817
770,000 (b) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/37 766,041
2,210,000 (b) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 2,102,781
859,000 Cherry Creek Corporate Center Metropolitan District, Arapahoe
County, Colorado, Revenue Bonds, Refunding Senior Lien Series
2015A
5 .000 06/01/37 853,813
5,500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/34 5,819,913
1,105,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/37 1,154,347
1,105,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/38 1,149,657
5,035,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/39 5,222,672
28,345,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 28,870,068
820,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 740,166
5,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .500 11/01/47 5,405,823
8,300,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A, (UB)
5 .250 11/01/52 8,763,270
2,100,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Craig Hospital Project, Series 2012
4 .000 12/01/42 1,942,698
3,655,000 (e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series
2013A, (Pre-refunded 6/01/25)
5 .000 06/01/45 3,678,899
2,105,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 2,111,364

Portfolio of Investments Janaury 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 7,580,000 Dawson Trails Metropolitan District 1, Colorado, In The Town of
Castle Rock, Limited Tax General Obligation Capital Appreciation
Turbo Bonds, Series 2024
0 .000% 12/01/31 $ 4,393,104
35,500,000 (a) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .250 12/01/43 36,500,049
10,695,000 (a) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .000 12/01/48 10,821,599
13,965,000 (a) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .250 12/01/48 14,275,938
1,160,000 (b) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement Area,
Series 2018A
5 .250 12/01/39 1,167,799
330,000 (b) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement Area,
Series 2018A
5 .250 12/01/39 332,219
10,000,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/41 4,875,787
8,845,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 1997B - NPFG Insured
0 .000 09/01/26 8,418,079
7,550,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/29 6,471,087
11,100,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/31 8,822,430
10,000,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 7,626,166
4,000,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Refunding Series 2006B - NPFG Insured
0 .000 09/01/39 1,943,309
1,125,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
5 .750 12/01/30 1,124,905
1,000,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 972,140
825,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5 .750 12/01/47 826,107
4,945,000 Overlook Park Metropolitan District, Routt County, Colorado,
General Obligation Bonds, Limited Tax Senior Series 2023A
7 .250 12/01/53 5,016,625
4,310,000 Painted Prairie Public Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/39 4,157,866
490,000 (e) Parker Automotive Metropolitan District (In the Town of Parker,
Colorado), General Obligation Bonds, Refunding Series 2016,
(Pre-refunded 12/01/26)
5 .000 12/01/45 505,828
395,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .250 11/15/28 414,831
4,060,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 4,862,518
902,000 Reserve Metropolitan District 2, Mount Crested Butte, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2016A
5 .000 12/01/45 867,482
55,000 Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016
5 .250 12/01/40 55,142
105,000 Water Valley Metropolitan District 2, Windsor, Colorado, General
Obligation Bonds, Refunding Series 2016
5 .250 12/01/40 104,818
1,000,000 (b) West Meadow Metropolitan District, Town of Fraser, Grand
County, Colorado, Limited Tax General Obligation Bonds, Senior
Series 2023A
6 .000 12/01/38 1,037,625
1,000,000 (b) West Meadow Metropolitan District, Town of Fraser, Grand
County, Colorado, Limited Tax General Obligation Bonds, Senior
Series 2023A
6 .500 12/01/50 1,041,888
TOTAL COLORADO 197,242,729

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT - 0.4% (0.3% of Total Investments)
$ 6,345,000 Connecticut Health and Educational Facilities Authority, Revenue
Bonds, Fairfield University, Series 2022U
4 .000% 07/01/52 $ 5,804,443
4,975,000 (h) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
4 .650 11/15/51 4,984,498
TOTAL CONNECTICUT 10,788,941
DISTRICT OF COLUMBIA - 0.9% (0.6% of Total Investments)
12,230,000 District of Columbia Housing Finance Agency, Multifamily
Development Program Revenue Bonds, Series 2024A-1
4 .750 09/01/46 12,276,121
5,000,000 District of Columbia, Income Tax Secured Revenue Bonds, Series
2019A
4 .000 03/01/39 5,002,939
10,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/37 5,929,145
TOTAL DISTRICT OF COLUMBIA 23,208,205
FLORIDA - 7.1% (4.4% of Total Investments)
1,005,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/43 1,005,016
865,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/45 864,977
615,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
5 .375 11/01/36 626,207
665,000 Bexley Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Series 2016
4 .700 05/01/36 665,772
870,000 Bonterra Community Development District, Hialeah, Florida,
Special Assessment Bonds, Assessment Area 2 Project, Series
2016
4 .500 05/01/34 871,450
3,315,000 Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series 2022A
5 .000 04/01/41 3,539,646
3,000,000 Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series 2022A
5 .000 04/01/47 3,127,048
4,390,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
5 .000 07/01/50 2,878,605
325,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5 .000 06/15/39 314,625
150,000 (b) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2019, (AMT)
5 .000 10/01/49 150,170
120,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5 .250 11/01/37 122,448
155,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5 .600 11/01/46 157,871
555,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .250 05/01/35 559,402
615,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .300 05/01/36 620,177
955,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .500 05/01/45 960,454
1,305,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .500 05/01/46 1,311,913
12,505,000 Escambia County Health Facilities Authority, Florida, Health
Care Facilities Revenue Bonds, Baptist Health Care Corporation
Obligated, Series 2020A
4 .000 08/15/45 11,284,715
6,740,000 Escambia County Health Facilities Authority, Florida, Health
Care Facilities Revenue Bonds, Baptist Health Care Corporation
Obligated, Series 2020A
4 .000 08/15/50 5,869,450
1,115,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project,
Series 2017C
5 .650 07/01/37 1,141,977
3,385,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Downtown Doral Charter Upper School Project,
Series 2017C
5 .750 07/01/47 3,416,034

Portfolio of Investments Janaury 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,420,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Florida Charter Foundation Inc. Projects, Series
2016A
4 .750% 07/15/36 $ 1,408,830
1,465,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Florida Charter Foundation Inc. Projects, Series
2016A
5 .000 07/15/46 1,407,220
1,000,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Pepin Academies Inc., Series 2016A
5 .000 07/01/36 998,233
6,785,000 Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Pepin Academies Inc., Series 2016A
5 .125 07/01/46 6,313,578
900,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2015A
6 .000 06/15/35 903,242
560,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School Income Projects,
Series 2015A
6 .125 06/15/46 561,147
120,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, Renaissance Charter School, Inc. Projects, Series
2020C
5 .000 09/15/40 115,954
1,015,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, The Florida Charter Educational Foundation Inc.
Projects, Series 2016A
6 .250 06/15/36 1,031,217
2,475,000 (b) Florida Development Finance Corporation, Educational Facilities
Revenue Bonds, The Florida Charter Educational Foundation Inc.
Projects, Series 2016A
6 .375 06/15/46 2,500,986
5,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 4,977,509
4,120,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .250 07/01/47 4,130,043
10,900,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .250 07/01/47 11,382,580
11,375,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .250 07/01/53 11,816,133
7,500,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .500 07/01/53 7,579,003
17,750,000 (b) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2024A, (AMT), (Mandatory Put 2/14/25)
8 .250 07/01/57 18,433,061
320,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, South Parcel
Assessment Area Project, Series 2016
4 .750 05/01/36 320,322
4,500,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5 .000 10/01/42 4,564,731
12,410,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds,
Tampa International Airport, Series 2018E, (AMT)
5 .000 10/01/48 12,580,202
7,665,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding
Series 2019A, (AMT)
5 .000 10/01/49 7,768,877
2,140,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2015
5 .350 08/01/35 2,169,639
6,495,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc., Series
2022
4 .000 10/01/52 5,845,037
7,500,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health, Inc., Series 2019A
5 .000 10/01/47 7,701,182
500,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/52 500,671

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 5,225,000 (b) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties LLC - Palm Beach Atlantic University Housing
Project, Series 2019A
5 .000% 04/01/51 $ 4,844,032
545,000 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016
5 .000 11/01/46 546,387
90,000 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016
4 .750 11/01/28 91,543
265,000 Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016
5 .375 11/01/36 271,661
10,075,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4 .000 05/01/44 9,480,249
85,000 South Village Community Development District, Clay County,
Florida, Capital Improvement Revenue Bonds, Refunding Series
2016A2
4 .350 05/01/26 85,183
100,000 South Village Community Development District, Clay County,
Florida, Capital Improvement Revenue Bonds, Refunding Series
2016A2
4 .875 05/01/35 100,445
1,350,000 Sumter County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Central Florida Health Alliance Projects,
Series 2014A
5 .125 07/01/34 1,351,335
1,000,000 Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee
Memorial HealthCare Inc. Project, Refunding Series 2015A
5 .000 12/01/40 982,666
7,780,000 (a) Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee
Memorial HealthCare Inc. Project, Refunding Series 2015A, (UB)
5 .000 12/01/44 7,513,811
2,600,000 (a) Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee
Memorial HealthCare Inc. Project, Series 2016A, (UB)
5 .000 12/01/55 2,467,023
300,000 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1
5 .375 11/01/37 305,289
TOTAL FLORIDA 182,536,978
GEORGIA - 2.0% (1.2% of Total Investments)
285,000 (c) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .500 01/01/29 114,000
1,205,000 Atlanta Urban Residential Finance Authority, Georgia, Multifamily
Housing Revenue Bonds, Testletree Village Apartments, Series
2013A
4 .500 11/01/35 1,012,318
2,030,000 Atlanta, Georgia, General Obligation Bonds, Public Improvement
Social Series 2022A-1
5 .000 12/01/41 2,223,692
725,000 Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project
Series 2014
5 .000 07/01/41 725,232
4,245,000 Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A
4 .000 07/01/49 4,081,129
1,250,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2017C
4 .125 11/01/45 1,159,787
1,250,000 Burke County Development Authority, Georgia, Pollution Control
Revenue Bonds, Oglethorpe Power Corporation Vogtle Project,
Series 2017D
4 .125 11/01/45 1,159,787
1,925,000 (a) Carroll City-County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Tanner Medical Center Inc. Project,
Series 2020
4 .000 07/01/50 1,814,796
5,000 Cherokee County Water and Sewerage Authority, Georgia,
Revenue Bonds, Series 2001 - AGM Insured
5 .000 08/01/35 5,006
1,690,000 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia,
Revenue Bonds, Refunding Series 1993 - NPFG Insured
5 .625 10/01/26 1,733,057
8,200,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B
5 .125 04/01/53 8,552,981
1,000,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020 4 .000 03/01/40 979,887
3,485,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2014A
5 .000 07/01/44 3,455,001

Portfolio of Investments Janaury 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 3,505,000 Georgia Housing and Finance Authority, Single Family Mortgage
Bonds, Series 2024C
4 .600% 12/01/54 $ 3,506,405
3,020,000 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A - NPFG Insured
4 .750 06/01/28 3,074,831
3,000,000 Georgia Ports Authority, Revenue Bonds, Series 2021 4 .000 07/01/51 2,918,253
840,000 (b) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
5 .875 06/15/47 856,343
260,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A
5 .500 09/15/26 267,720
1,070,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A
5 .000 05/15/43 1,096,854
3,000,000 (b) Marietta Development Authority, Georgia, University Facilities
Revenue Bonds, Life University, Inc. Project, Refunding Series
2017A
5 .000 11/01/47 2,828,683
3,325,000 Monroe, Georgia, Combined Utilities Revenue Bonds, Series
2020 - AGM Insured
4 .000 12/01/45 3,292,772
3,700,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Series 2015A
5 .500 07/01/60 3,714,160
3,000,000 Private Colleges and Universities Authority, Georgia, Revenue
Bonds, Emory University, Refunding Series 2013A
5 .000 10/01/43 3,006,363
TOTAL GEORGIA 51,579,057
GUAM - 0.1% (0.0% of Total Investments)
1,805,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/39 1,814,436
TOTAL GUAM 1,814,436
HAWAII - 0.1% (0.1% of Total Investments)
2,320,000 Hawaii State, Airport System Revenue Bonds, Series 2015A,
(AMT)
5 .000 07/01/41 2,323,645
TOTAL HAWAII 2,323,645
IDAHO - 0.0% (0.0% of Total Investments)
595,000 Idaho Water Resource Board, Water Resource Loan Program
Revenue, Ground Water Rights Mitigation Series 2012A
5 .000 09/01/32 595,630
TOTAL IDAHO 595,630
ILLINOIS - 20.9% (12.9% of Total Investments)
55,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 56,539,928
2,255,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C
5 .250 12/01/35 2,255,105
15,500,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2012B
5 .000 12/01/33 15,504,087
8,400,000 (b) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B
7 .000 12/01/42 8,922,089
1,800,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
7 .000 12/01/26 1,838,812
51,780,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
7 .000 12/01/44 52,665,122
1,335,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B
6 .500 12/01/46 1,370,666
6,210,000 (b) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A
7 .000 12/01/46 6,560,958
450,000 Chicago Board of Education, Illinois, General Obligation Bonds,
Series 1999A - NPFG Insured
0 .000 12/01/26 419,475
1,715,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
NPFG Insured
0 .000 12/01/26 1,598,665
1,000,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
NPFG Insured
0 .000 12/01/27 895,028
1,765,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
NPFG Insured
0 .000 12/01/30 1,392,961

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,585,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A -
NPFG Insured
0 .000% 12/01/27 $ 2,313,647
8,565,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1999A -
NPFG Insured
0 .000 12/01/31 6,454,455
20,155,000 (a) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2017, (UB)
5 .000 12/01/51 20,270,123
2,430,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5 .000 12/01/45 2,483,615
6,000,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A
5 .000 12/01/57 6,178,003
25,755,000 Chicago, Illinois, General Obligation Bonds, City Colleges, Series
1999 - NPFG Insured
0 .000 01/01/29 22,261,120
8,765,000 Chicago, Illinois, General Obligation Bonds, City Colleges, Series
1999 - FGIC Insured
0 .000 01/01/34 6,096,001
17,310,000 Chicago, Illinois, General Obligation Bonds, City Colleges, Series
1999 - FGIC Insured
0 .000 01/01/37 10,345,147
350,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5 .000 01/01/29 352,963
765,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5 .000 01/01/35 767,251
1,610,000 Chicago, Illinois, General Obligation Bonds, Series 1999 0 .000 01/01/30 1,350,342
10,125,000 Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB) 5 .000 01/01/44 10,187,677
5,000,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .500 01/01/53 5,296,996
5,000,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured
5 .500 01/01/62 5,456,541
12,190,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Refunding Series 2018A
4 .125 05/15/47 11,343,552
800,000 (b) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5 .500 12/01/30 805,274
17,770,000 Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016
5 .000 12/01/46 17,865,533
20,000,000 (a) Illinois Finance Authority, Revenue Bonds, Mercy Health
Corporation, Series 2016, (UB)
5 .000 12/01/46 20,107,522
3,375,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2015C
5 .000 08/15/44 3,379,486
2,700,000 (a),(e) Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A, (Pre-refunded 10/01/25), (UB)
5 .000 10/01/46 2,736,584
6,355,000 (b) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 6,250,129
9,595,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024A
4 .750 10/01/49 9,679,467
1,785,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/39 1,936,742
7,605,000 (a) Illinois State, General Obligation Bonds, May Series 2023B, (UB) 5 .500 05/01/47 8,211,809
3,100,000 Illinois State, General Obligation Bonds, November Series 2016 5 .000 11/01/35 3,170,015
3,000,000 Illinois State, General Obligation Bonds, November Series 2016 5 .000 11/01/37 3,061,306
2,400,000 Illinois State, General Obligation Bonds, November Series 2016 5 .000 11/01/40 2,439,373
5,795,000 Illinois State, General Obligation Bonds, November Series 2017C 5 .000 11/01/29 6,061,370
3,800,000 Illinois State, General Obligation Bonds, November Series 2017D 5 .000 11/01/27 3,977,163
5,000,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/27 5,175,994
5,350,000 Illinois State, General Obligation Bonds, Refunding April Series
2019B
5 .125 09/01/26 5,512,933
5,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5 .000 01/01/40 5,030,611
5,400,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2015B
5 .000 06/15/52 5,414,311
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4 .000 06/15/50 8,812,435
13,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 13,297,015

Portfolio of Investments Janaury 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 64,110,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
0 .000% 12/15/52 $ 16,332,946
2,455,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5 .000 06/15/53 2,461,143
1,945,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5 .000 06/15/57 1,962,986
8,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B - AGM Insured
0 .000 12/15/56 1,726,768
45,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital Appreciation
Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/43 20,052,391
2,255,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Refunding Series
1998A - NPFG Insured
5 .500 06/15/29 2,350,062
8,400,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 12/15/30 6,878,918
7,940,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 06/15/33 5,861,926
450,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 12/15/34 311,705
12,500,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 06/15/35 8,474,724
10,620,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 12/15/35 7,045,049
11,505,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 12/15/36 7,303,390
65,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 12/15/38 37,287,867
38,040,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 06/15/40 19,930,624
3,720,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A - NPFG
Insured
0 .000 06/15/41 1,836,333
4,005,000 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project,
Series 2012, (AMT)
5 .750 08/01/42 4,008,457
TOTAL ILLINOIS 537,870,690
INDIANA - 0.6% (0.4% of Total Investments)
2,705,000 Carmel Redevelopment Authority, Indiana, Lease Rent Revenue
Bonds, Series 2005
0 .000 02/01/25 2,705,000
2,000,000 (b) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A
5 .875 06/01/55 1,885,437
1,230,000 Indiana Finance Authority, Environmental Improvement Revenue
Bonds, United States Steel Corporation Project, Series 2012,
(AMT)
5 .750 08/01/42 1,231,062
10,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Series 1999E - AMBAC Insured
0 .000 02/01/26 9,673,138
1,000,000 Merrillville, Indiana, Economic Development Revenue Bonds,
Belvedere Housing Project, Series 2016
5 .750 04/01/36 962,483
TOTAL INDIANA 16,457,120

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA - 1.2% (0.7% of Total Investments)
$ 5,750,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Alcoa Inc. Project, Series 2012
4 .750% 08/01/42 $ 5,755,202
21,525,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022,
(Pre-refunded 12/01/32)
5 .000 12/01/50 24,633,675
TOTAL IOWA 30,388,877
KANSAS - 0.5% (0.3% of Total Investments)
2,085,000 Overland Park Development Corporation, Kansas, Revenue
Bonds, Convention Center Hotel, Refunding & improvement
Series 2019
5 .000 03/01/44 2,091,788
3,565,000 (c) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6 .000 12/15/32 1,033,850
10,000,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2017A
5 .000 03/01/47 10,132,934
TOTAL KANSAS 13,258,572
KENTUCKY - 1.0% (0.6% of Total Investments)
5,000,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5 .375 02/01/36 5,044,982
435,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5 .500 02/01/44 436,958
2,355,000 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC
Project, Series 2022A, (AMT)
4 .700 01/01/52 2,312,546
500,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015
5 .750 11/15/45 458,050
2,250,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015
5 .750 11/15/50 2,021,958
6,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 6,111,145
2,510,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5 .000 08/01/49 2,536,493
1,305,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/40 1,306,360
1,335,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible Capital
Appreciation First Tier Series 2013C
6 .750 07/01/43 1,538,321
2,295,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible Capital
Appreciation First Tier Series 2013C
6 .875 07/01/46 2,646,246
210,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation, Series
2012A
4 .000 10/01/29 210,115
TOTAL KENTUCKY 24,623,174
LOUISIANA - 1.1% (0.7% of Total Investments)
500,000 (b) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5 .625 06/15/48 501,860
5,000,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/42 5,065,301
3,730,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5 .000 05/15/46 3,759,877
5,610,000 (b) Louisiana Public Facilities Authority, Dock and Wharf Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, (AMT)
6 .500 07/01/36 5,612,765
10,000 (e) Louisiana Public Facilities Authority, Hospital Revenue Bonds,
Franciscan Missionaries of Our Lady Health System, Refunding
Series 2015A, (Pre-refunded 7/01/25)
5 .000 07/01/39 10,091
2,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Loyola University of New Orleans Project, Refunding Series
2023A
5 .250 10/01/53 2,036,350
1,775,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5 .250 10/01/36 1,910,995

Portfolio of Investments Janaury 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 3,000,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5 .250% 10/01/46 $ 3,098,360
7,000,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5 .000 05/15/47 7,007,842
TOTAL LOUISIANA 29,003,441
MAINE - 0.2% (0.1% of Total Investments)
4,965,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated Group
Issue, Series 2016A
5 .000 07/01/46 4,804,894
TOTAL MAINE 4,804,894
MARYLAND - 1.4% (0.9% of Total Investments)
2,795,000 Maryland Economic Development Corporation, Private Activity
Revenue Bonds, Purple Line Light Rail Project, Green Series
2022B, (AMT)
5 .000 12/31/41 2,839,798
2,000,000 (c) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
5 .000 12/01/31 1,297,500
4,590,000 (h) Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025A
5 .250 07/01/52 4,925,032
7,145,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5 .500 01/01/46 7,213,889
20,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A
5 .000 05/15/45 20,238,556
355,000 (b) Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016
5 .000 07/01/46 355,335
TOTAL MARYLAND 36,870,110
MASSACHUSETTS - 0.7% (0.4% of Total Investments)
525,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 518,566
1,525,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015
4 .500 01/01/45 1,429,643
14,450,000 Massachusetts State, General Obligation Bonds, Consolidated
Series 2024I
5 .000 12/01/54 15,356,249
TOTAL MASSACHUSETTS 17,304,458
MICHIGAN - 1.5% (0.9% of Total Investments)
645,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6 .000 10/01/33 635,966
1,250,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6 .000 10/01/43 1,189,334
11,285,000 (i) Detroit City School District, Wayne County, Michigan, Unlimited
Tax School Building and Site Improvement Bonds, Series 2001A -
AGM Insured, (UB)
6 .000 05/01/29 12,148,644
5,000 Detroit, Michigan, Second Lien Sewerage Disposal System
Revenue Bonds, Series 2005A - NPFG Insured
4 .500 07/01/35 5,003
2,495,000 Detroit, Michigan, Senior Lien Sewerage Disposal System
Revenue Bonds, Series 2001B - NPFG Insured
5 .500 07/01/29 2,624,013
5,000 Detroit, Michigan, Sewer Disposal System Revenue Bonds,
Second Lien, Series 2006B - FGIC Insured
5 .000 07/01/36 5,010
10,000 Detroit, Michigan, Water Supply System Revenue Bonds, Senior
Lien Series 2003A - NPFG Insured
5 .000 07/01/34 10,020
10,000,000 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont
Health Credit Group, Series 2016A
5 .000 11/01/44 10,075,350
6,800,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford
Health System, Series 2019A
5 .000 11/15/48 6,950,866
5,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2019-I
4 .000 04/15/54 4,616,931
TOTAL MICHIGAN 38,261,137

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA - 2.0% (1.2% of Total Investments)
$ 700,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000% 07/01/47 $ 627,797
10,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/53 10,028,771
15,830,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .250 02/15/53 16,012,499
7,105,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated Group,
Series 2018A
5 .000 02/15/58 7,116,817
1,500,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2014A
5 .750 08/01/44 1,500,836
800,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .500 07/01/52 778,980
750,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .750 09/01/46 757,718
4,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
6 .000 09/01/51 4,047,072
6,000,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
5 .000 07/01/32 6,030,261
3,635,000 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds,
Regions Hospital Parking Ramp Project, Series 2007-1
5 .000 08/01/36 3,636,945
TOTAL MINNESOTA 50,537,696
MISSOURI - 1.9% (1.2% of Total Investments)
750,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6 .000 03/01/33 765,959
55,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5 .000 03/01/36 56,367
10,090,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/46 10,207,385
135,000 (b) Kansas City Industrial Development Authority, Missouri, Sales Tax
Revenue Bonds, Ward Parkway Center Community Improvement
District, Senior Refunding & Improvement Series 2016
5 .000 04/01/46 124,259
12,005,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/29 10,279,098
650,000 (b) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/40 639,819
350,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5 .125 06/01/25 349,432
3,810,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5 .750 06/01/35 3,609,315
3,695,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
6 .000 06/01/46 3,452,918
1,590,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Kansas City University of Medicine and
Biosciences, Series 2013A
5 .000 06/01/30 1,590,047
2,700,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Kansas City University of Medicine and
Biosciences, Series 2013A
5 .000 06/01/33 2,699,962
50,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/44 50,010
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
5 .000 11/15/45 1,999,991

Portfolio of Investments Janaury 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 10,920,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024C
4 .700% 11/01/54 $ 10,952,167
430,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A
5 .875 09/01/43 428,772
450,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .000 12/01/35 447,739
130,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .125 12/01/45 122,453
760,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6 .000 03/01/37 769,101
TOTAL MISSOURI 48,544,794
NEBRASKA - 0.4% (0.2% of Total Investments)
5,835,000 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue
Bonds, Refunding Crossover Series 2017A
5 .000 09/01/42 6,335,995
3,435,000 Douglas County Hospital Authority 2, Nebraska, Health Facilities
Revenue Bonds, Children's Hospital Obligated Group, Series
2017
5 .000 11/15/47 3,455,254
TOTAL NEBRASKA 9,791,249
NEVADA - 0.2% (0.1% of Total Investments)
4,410,000 Clark County, Nevada, General Obligation Bonds, Stadium
Improvement, Limited Tax Additionally Secured by Pledged
Revenues, Series 2018A
5 .000 05/01/48 4,530,230
TOTAL NEVADA 4,530,230
NEW HAMPSHIRE - 0.3% (0.2% of Total Investments)
2,995,000 (b) National Finance Authority, New Hampshire, Resource Recovery
Revenue Bonds, Covanta Project, Refunding Series 2018C, (AMT)
4 .875 11/01/42 2,872,804
6,060,000 (b) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4 .000 07/01/37 5,541,443
TOTAL NEW HAMPSHIRE 8,414,247
NEW JERSEY - 6.9% (4.3% of Total Investments)
1,100,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013 -
AGM Insured, (AMT)
5 .125 07/01/42 1,100,942
17,580,000 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5 .500 06/15/31 18,479,358
40,000 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW, (Pre-refunded 6/15/25),
(UB)
5 .250 06/15/40 40,366
755,000 (a),(e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW, (Pre-refunded 6/15/25),
(UB)
5 .250 06/15/40 761,910
1,000,000 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26)
5 .000 06/15/36 1,042,116
10,000,000 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26)
5 .000 06/15/41 10,421,155
2,175,000 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, (Pre-refunded 6/15/27)
5 .000 06/15/42 2,291,000
16,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL
5 .000 06/15/49 16,446,162
1,415,000 New Jersey Economic Development Authority, Special Facilities
Revenue Bonds, Continental Airlines Inc., Series 1999, (AMT)
5 .250 09/15/29 1,416,569
2,900,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4 .000 06/15/41 2,851,692
19,650,000 (e) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022CC, (Pre-refunded 12/15/32)
5 .000 06/15/48 22,649,698
15,280,000 (a) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5 .250 06/15/50 16,448,093
3,130,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/28 2,752,601

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 3,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000% 12/15/31 $ 2,351,409
12,715,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/33 9,150,616
610,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/34 419,679
2,480,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/40 1,264,443
10,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/33 7,259,636
20,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AMBAC Insured
0 .000 12/15/36 12,549,120
19,175,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2008A
0 .000 12/15/35 12,571,933
15,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0 .000 12/15/39 8,060,355
8,595,000 (a) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2018A, (UB)
5 .000 12/15/34 9,105,665
1,595,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 1,610,036
18,060,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 18,119,379
TOTAL NEW JERSEY 179,163,933
NEW YORK - 21.3% (13.1% of Total Investments)
3,400,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project,
Series 2009
0 .000 07/15/44 1,369,575
12,020,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project,
Series 2009
0 .000 07/15/46 4,372,862
450,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health System,
Inc. Project, Series 2015
5 .250 07/01/35 447,129
200,000 (c) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
5 .000 11/01/39 122,000
470,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2015
5 .500 09/01/45 471,219
5,000,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
4 .000 05/01/54 4,629,925
18,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1A
4 .000 07/01/51 17,223,683
15,270,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5 .500 12/01/46 13,166,840
5,000,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Bidding Group 5
Series 2021E
4 .000 03/15/48 4,747,135
7,250,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B
5 .000 07/01/46 7,294,573
81,270,000 (b) Erie County Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2005C
0 .000 06/01/50 10,436,588
6,280,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Green Climate Bond Certified Series 2020C-1
5 .250 11/15/55 6,537,906
4,210,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Series 2016B
5 .000 11/15/34 4,311,277
3,320,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Green Series 2016B
5 .000 11/15/37 3,379,710
1,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2015F
5 .000 11/15/35 1,007,514
5,000,000 Metropolitan Transportation Authority, New York, Transportation
Revenue Bonds, Refunding Series 2017D
5 .000 11/15/32 5,262,242
6,000,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Green Sustainable
Development Series 2024F-1-A
4 .550 11/01/54 6,001,335

Portfolio of Investments Janaury 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 6,895,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2019 Series FF-2
4 .000% 06/15/41 $ 6,870,234
10,000,000 (a) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series AA
4 .000 06/15/40 10,020,588
9,750,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series CC-1
4 .000 06/15/49 9,303,250
5,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Series GG-1
4 .000 06/15/50 4,765,888
10,000,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2022 Series AA-1
4 .000 06/15/51 9,493,530
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5 .000 02/01/43 5,114,213
11,050,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025E
5 .000 11/01/53 11,700,150
11,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024C
5 .250 05/01/48 11,898,411
10,000,000 New York City, New York, Educational Construction Fund
Revenue Bonds, Series 2021B
5 .000 04/01/52 10,403,731
5,750,000 New York City, New York, General Obligation Bonds, Fiscal 2018
Series E-1
5 .000 03/01/40 5,973,727
2,860,000 New York City, New York, General Obligation Bonds, Fiscal 2022
Series A-1
5 .000 08/01/47 3,000,615
45,260,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 45,291,646
5,700,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .150 11/15/34 5,705,571
5,000,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A
5 .000 01/01/46 5,055,309
7,525,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A
5 .250 01/01/56 7,618,175
8,265,000 New York State Urban Development Corporation, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2020C
5 .000 03/15/47 8,639,033
14,650,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 14,644,919
68,360,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 68,356,083
49,350,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green Series
2024A, (AMT)
5 .500 12/31/60 52,168,240
1,105,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 1,106,243
28,700,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 28,732,288
7,085,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 7,397,426
19,545,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .000 06/30/60 19,745,133

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 3,945,000 (a) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT), (UB)
6 .000% 06/30/54 $ 4,247,597
15,465,000 (a) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023, (AMT), (UB)
5 .375 06/30/60 15,941,593
5,350,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/31 5,516,113
2,100,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/40 2,160,930
13,750,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 14,657,118
3,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Ninety-Eighth Series 2016
5 .250 11/15/56 3,068,508
14,500,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0 .000 06/01/66 1,426,677
2,320,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, Series 2015B
5 .000 11/15/45 2,342,410
30,000,000 (a) Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax Series 2023A, (UB)
4 .500 05/15/63 30,081,339
11,235,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax
Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-
City Sales Tax, Series 2024A-1
4 .125 05/15/64 10,501,062
2,150,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 2,009,507
9,705,581 Westchester County Health Care Corporation, New York, Senior
Lien Revenue Bonds, Series 2014A
5 .000 11/01/44 9,025,453
3,640,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Refunding Series 2016
5 .000 11/01/46 3,431,505
565,000 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group
Project, Series 2023
6 .250 11/01/52 628,109
TOTAL NEW YORK 548,823,837
NORTH CAROLINA - 0.2% (0.1% of Total Investments)
5,000,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Senior Lien Series 2019
5 .000 01/01/49 5,115,152
TOTAL NORTH CAROLINA 5,115,152
NORTH DAKOTA - 2.3% (1.4% of Total Investments)
1,075,000 Grand Forks, North Dakota, Health Care System Revenue Bonds,
Altru Health System Obligated Group, Series 2021
4 .000 12/01/46 932,812
10,315,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5 .000 06/01/43 10,399,227
10,950,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5 .000 06/01/48 10,894,111
37,840,000 Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
5 .000 06/01/53 37,022,405
TOTAL NORTH DAKOTA 59,248,555
OHIO - 8.7% (5.4% of Total Investments)
1,430,000 American Municipal Power Inc., Ohio, Combined Hydroelectric
Projects Revenue Bonds, Green Series 2016A
5 .000 02/15/46 1,443,723
28,980,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 3,076,465
9,495,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5 .000 06/01/55 8,553,734
3,250,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5 .000 12/01/37 3,340,935

Portfolio of Investments Janaury 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 7,200,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5 .000% 12/01/47 $ 7,259,447
2,500,000 Clark-Shawnee Local School District, Clark County, Ohio, General
Obligation Bonds, School Facilities Construction & Improvement
Series 2017
5 .000 11/01/54 2,565,785
6,500,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin
County Health Facilities Authority, Hospital Revenue Bonds,
Series 2019B
4 .000 01/01/46 6,207,731
2,000,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0 .000 11/15/28 1,749,577
6,895,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0 .000 11/15/32 5,058,294
2,155,000 Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0 .000 11/15/34 1,447,110
4,145,000 Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction and
Improvement, Refunding Series 2006 - AGM Insured
0 .000 12/01/27 3,801,731
165,000 (e) Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction and
Improvement, Refunding Series 2006 - AGM Insured, (ETM)
0 .000 12/01/27 151,041
220,000 (e) Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction and
Improvement, Refunding Series 2006 - AGM Insured, (ETM)
0 .000 12/01/28 194,907
5,615,000 Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction and
Improvement, Refunding Series 2006 - AGM Insured
0 .000 12/01/28 4,978,305
670,000 (b) Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Easton Project, Series 2020
5 .000 06/01/28 675,781
19,495,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .500 02/15/52 19,768,174
20,650,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .500 02/15/57 20,922,627
2,400,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5 .000 06/15/43 2,115,467
1,010,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/34 1,020,527
1,000,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/44 971,770
4,780,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/51 4,522,627
10,000,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2015
5 .000 05/15/40 10,028,020
1,730,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH
5 .000 12/01/46 1,757,036
2,500,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose
Series 2018
5 .000 06/01/43 2,593,350
8,020,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
TriHealth, Inc. Obligated Group Project, Series 2017A
5 .000 08/15/47 8,066,380
5,565,000 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B - AGM Insured
0 .000 12/01/28 4,887,742
1,000,000 Mahoning County, Ohio, Sewer System Revenue Bonds,
Refunding and Improvement Series 2022
5 .000 12/01/42 1,049,033
4,500,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007 - AGM Insured
5 .250 12/01/31 4,974,420
6,105,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/44 5,965,783
1,600,000 Northeast Ohio Regional Sewer District, Wastewater
Improvement Revenue Bonds, Refunding & Improvement Series
2017
4 .000 11/15/43 1,575,076

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 2,845,000 Ohio Air Quality Development Authority, Ohio, Pollution Control
Revenue Bonds, FirstEnergy Generation Corporation Project,
Refunding Series 2009D, (Mandatory Put 9/15/21)
3 .375% 08/01/29 $ 2,791,944
1,250,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2022
Project, Series 2022
4 .000 10/01/42 1,120,900
1,250,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2022
Project, Series 2022
4 .000 10/01/47 1,071,085
950,000 Ohio Municipal Electric Generation Agency, Beneficial Interest
Certificates, Belleville Hydroelectric Project - Joint Venture 5,
Series 2001 - NPFG Insured
0 .000 02/15/29 821,799
5,000,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-2
0 .000 02/15/37 3,164,735
11,260,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-2
0 .000 02/15/38 6,760,141
5,000,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-2
0 .000 02/15/40 2,672,374
27,880,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4 .750 06/01/33 29,224,190
22,820,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2010B, (Mandatory Put 6/01/22)
4 .750 06/01/33 23,920,230
1,500,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Kestrel Verifiers, Green Series 2021A
5 .000 12/01/46 1,594,934
4,250,000 Pickerington Local School District, Fairfield and Franklin
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement, Series 2023
5 .250 12/01/59 4,521,616
1,845,000 Pinnacle Community Infrastructure Financing Authority, Grove
City, Ohio, Community Facilities Bonds, Series 2015A - AGM
Insured
4 .250 12/01/36 1,851,354
480,000 (b) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021
4 .250 12/01/50 468,929
385,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development
- Phase 2B Project, Series 2018A
6 .000 12/01/50 387,340
980,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A
5 .000 11/01/51 821,305
1,500,000 Springboro Community City School District, Warren County,
Ohio, General Obligation Bonds, Refunding Series 2007
5 .250 12/01/32 1,681,661
1,000,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 999,927
TOTAL OHIO 224,597,062
OKLAHOMA - 2.7% (1.7% of Total Investments)
12,690,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .250 08/15/43 12,943,615
9,715,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .250 08/15/48 9,850,019
18,235,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 18,604,804
16,570,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 16,878,107
1,550,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/41 1,600,064
7,700,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .500 01/01/54 8,521,790

Portfolio of Investments Janaury 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,500,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2015, (AMT), (Mandatory
Put 6/01/25)
5 .000% 06/01/35 $ 1,505,030
TOTAL OKLAHOMA 69,903,429
OREGON - 0.3% (0.2% of Total Investments)
7,330,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2020-27A, (AMT)
5 .000 07/01/45 7,507,840
1,150,000 (b) Warm Springs Reservation Confederated Tribes, Oregon,
Hydroelectric Revenue Bonds, Tribal Economic Development
Bond Pelton Round Butte Project, Taxable Refunding Green
Series 2019B
5 .000 11/01/36 1,217,895
TOTAL OREGON 8,725,735
PENNSYLVANIA - 9.2% (5.7% of Total Investments)
380,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5 .750 08/01/42 380,328
7,355,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 7,350,948
11,700,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 12,212,793
2,030,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy
Generation Project, Series 2008B
3 .750 10/01/47 1,708,984
1,236,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6 .000 06/30/34 1,343,559
16,570,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5 .000 06/30/39 16,511,152
8,280,000 (g) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
0 .000 06/30/44 5,957,591
2,594,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 2,642,236
2,405,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5 .000 06/01/34 2,523,581
700,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015
5 .000 01/01/38 700,224
8,710,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series 2020A
4 .000 04/01/39 8,685,712
5,085,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series 2020A
4 .000 04/01/50 4,709,342
5,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series 2020A
5 .000 04/01/50 5,145,127
15,220,000 (a) Lehigh County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Lehigh Valley Health Network, Series 2019A,
(UB)
5 .000 07/01/44 15,615,869
20,335,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
5 .000 05/01/52 20,880,838
9,400,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
5 .000 05/01/57 9,582,573
2,205,724 (c) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2
2 .200 06/30/27 970,519
1,214,992 (c) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
0 .900 06/30/27 218,699
4,135,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 4,141,827

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 19,250,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .750% 06/30/48 $ 20,720,589
24,890,000 (a) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022 - AGM Insured,
(AMT), (UB)
5 .000 12/31/57 25,610,172
24,005,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2
4 .375 11/01/54 22,841,444
4,660,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4 .000 08/15/49 4,437,912
4,400,000 (h) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Trustees, Series 2025A
5 .000 02/15/55 4,719,274
30,355,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-146A
4 .750 04/01/53 30,556,287
3,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .000 12/01/30 3,216,530
4,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Sciences in Philadelphia, Series
2017
5 .000 11/01/47 4,016,609
735,000 The Redevelopment Authority of the City of Scranton,
Lackawanna county, Pennsylvania, Guaranteed Lease Revenue
Bonds, Series 2016A
5 .000 11/15/28 735,289
TOTAL PENNSYLVANIA 238,136,008
PUERTO RICO - 7.1% (4.4% of Total Investments)
75,000,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008A
0 .000 05/15/57 5,042,258
1,804,623 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit
Exchanged From Cusip 74529JAP0
0 .000 08/01/54 367,234
1,595,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A
5 .000 07/01/37 1,669,921
16,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/35 16,651,829
5,255,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 5,308,084
8,180,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/33 8,640,138
2,745,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/37 2,858,786
5,785,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4 .000 07/01/42 5,408,782
6,055,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 6,069,888
46,230,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 11,184,868
2,260,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 2,220,864
108,619,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 108,649,142
1,780,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 1,784,485
493,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 481,674
529,318 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0 .000 11/01/51 337,837
8,007,861 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 7,574,157
TOTAL PUERTO RICO 184,249,947
RHODE ISLAND - 0.1% (0.1% of Total Investments)
21,570,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 3,792,580
TOTAL RHODE ISLAND 3,792,580

Portfolio of Investments Janaury 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA - 4.6% (2.8% of Total Investments)
$ 21,570,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AMBAC Insured
0 .000% 01/01/30 $ 17,840,079
7,220,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2023B
4 .850 07/01/48 7,322,268
5,000,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025A
4 .700 01/01/55 5,016,324
32,615,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
4 .250 11/01/47 30,749,660
8,045,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
4 .500 11/01/54 7,955,924
9,985,000 (a) South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Prisma Health Obligated Group, Series 2018A,
(UB)
5 .000 05/01/43 10,176,492
8,560,000 (a) South Carolina Jobs-Economic Development Authority, Hospital
Revenue Bonds, Prisma Health Obligated Group, Series 2018A,
(UB)
5 .000 05/01/48 8,649,764
4,915,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A
5 .000 12/01/50 4,918,778
4,915,000 (a) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, (UB)
5 .000 12/01/50 4,918,779
7,500,000 (a) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, (UB)
5 .000 12/01/46 7,569,578
10,295,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A
5 .000 12/01/55 10,619,399
2,585,000 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E
5 .250 12/01/55 2,593,116
TOTAL SOUTH CAROLINA 118,330,161
SOUTH DAKOTA - 0.2% (0.1% of Total Investments)
4,455,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5 .000 11/01/45 4,475,637
TOTAL SOUTH DAKOTA 4,475,637
TENNESSEE - 1.3% (0.8% of Total Investments)
1,000,000 (b) Bristol Industrial Development Board, Tennessee, State Sales Tax
Revenue Bonds, Pinnacle Project, Series 2016A
5 .125 12/01/42 957,657
4,000,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
4 .000 08/01/44 3,727,631
21,500,000 (a) Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured, (UB)
5 .250 07/01/53 23,005,722
5,000,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5 .000 07/01/54 5,072,326
TOTAL TENNESSEE 32,763,336
TEXAS - 10.8% (6.6% of Total Investments)
3,135,000 Board of Managers, Joint Guadalupe County-Seguin City
Hospital, Texas, Hospital Mortgage Revenue Bonds, Refunding &
Improvement Series 2015
5 .250 12/01/35 3,141,039
3,340,000 Board of Managers, Joint Guadalupe County-Seguin City
Hospital, Texas, Hospital Mortgage Revenue Bonds, Refunding &
Improvement Series 2015
5 .000 12/01/40 3,282,106
9,000,000 Carrollton-Farmers Branch Independent School District, Dallas
County, Texas, General Obligation Bonds, School Building Series
2023
4 .000 02/15/53 8,512,508
490,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project, Series
2016
6 .250 09/01/35 498,599
460,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project, Series
2016
6 .500 09/01/46 467,764

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 21,000,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023
4 .250% 02/01/53 $ 20,610,964
1,000,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT
4 .750 05/01/38 999,999
150,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 149,993
5,000,000 Fort Worth, Texas, Water and Sewerage Revenue Bonds, Series
2024
4 .250 02/15/50 4,938,293
10,000,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste
Disposal Revenue Bonds, Citgo Petroleum Corporation Project,
Series 1998, (AMT)
8 .000 04/01/28 10,013,038
295,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .000 11/15/41 136,493
590,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .000 11/15/42 259,059
1,000,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .000 11/15/43 416,806
2,000,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .000 11/15/44 791,216
2,600,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .000 11/15/45 972,780
4,180,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .000 11/15/53 1,010,226
605,000 (e) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/37 330,047
1,315,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/37 673,434
40,500,000 Harris County-Houston Sports Authority, Texas, Special Revenue
Bonds, Refunding Senior Lien Series 2001A - NPFG Insured
0 .000 11/15/40 17,199,236
2,000,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines Inc. Terminal Improvement Project, Refunding
Series 2015B-1, (AMT)
5 .000 07/15/35 2,001,903
235,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal E Project, Refunding Series 2014,
(AMT)
5 .000 07/01/29 235,139
3,105,000 Houston, Texas, Airport System Special Facilities Revenue Bonds,
United Airlines, Inc. Terminal Improvements Project, Series
2024B, (AMT)
5 .500 07/15/39 3,331,772
28,305,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/28 24,852,795
5,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/30 4,049,080
5,765,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/31 4,468,139
6,000,000 (e) Houston, Texas, Water and Sewerage System Revenue Bonds,
Refunding Junior Lien Series 2001B - NPFG Insured, (ETM)
5 .500 12/01/29 6,450,687
7,500,000 (e) Houston, Texas, Water and Sewerage System Revenue Bonds,
Refunding Junior Lien Series 2002A - AGM Insured, (ETM)
5 .750 12/01/32 8,945,227
3,500,000 Hutto, Texas, Certificates of Obligation Bonds, Combination
Tax & Waterworks & Sewer System Revenue Series 2024 - BAM
Insured
4 .250 08/01/54 3,395,996

Portfolio of Investments Janaury 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,605,000 Katy Independent School District, Harris, Fort Bend and Waller
Counties, Texas, General Obligation Bonds, Refunding Series
2024
4 .000% 02/15/45 $ 2,555,064
720,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5 .000 08/15/35 724,340
2,505,000 Matagorda County Navigation District 1, Texas, Collateralized
Revenue Refunding Bonds, Houston Light and Power Company,
Series 1997 - AMBAC Insured, (AMT)
5 .125 11/01/28 2,608,071
8,630,000 (b) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 8,627,051
825,000 (c) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College Station
Properties LLC - Texas A&M University Project,  Series 2015A
5 .000 07/01/47 825,000
6,330,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 7,637,171
9,130,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 11,061,481
10,000,000 North Texas Tollway Authority, System Revenue Bonds, Refunding
First Tier, Series 2008D - AGC Insured
0 .000 01/01/28 9,067,106
1,570,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/34 1,544,233
1,000,000 (c) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000 12/15/47 460,000
595,000 Texas Municipal Gas Acquisition and Supply Corporation I, Gas
Supply Revenue Bonds, Senior Lien Series 2008D
6 .250 12/15/26 614,959
1,800,000 Texas Private Activity Bond Surface Transpiration Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express
Managed Lanes Project, Senior Lien Series 2023, (AMT)
5 .500 12/31/58 1,925,465
300,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/42 318,296
1,660,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/43 1,757,156
90,930,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 91,822,087
3,600,000 Texas Turnpike Authority, Central Texas Turnpike System Revenue
Bonds, First Tier Series 2002A - AMBAC Insured
0 .000 08/15/25 3,538,075
TOTAL TEXAS 277,219,893
UTAH - 0.1% (0.0% of Total Investments)
1,945,000 (b),(c) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8 .000 12/01/39 1,906,154
TOTAL UTAH 1,906,154
VIRGINIA - 4.3% (2.7% of Total Investments)
12,000,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/51 12,043,053
22,405,000 (a) Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016, (UB)
5 .000 07/01/51 22,485,385
2,000,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5 .000 06/01/47 1,950,869
20,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Series 2024A
4 .000 02/01/42 19,904,976
1,250,000 (h) Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .650 07/01/55 1,253,741
8,995,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 9,053,032

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 16,520,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000% 12/31/52 $ 16,601,895
27,570,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 27,674,383
TOTAL VIRGINIA 110,967,334
WASHINGTON - 2.9% (1.8% of Total Investments)
590,000 Central Puget Sound Regional Transit Authority, Washington,
Sales Tax and Motor Vehicle Excise Tax Bonds, Series 1999 - FGIC
Insured
4 .750 02/01/28 594,075
105,000 Tacoma Consolidated Local Improvement District 65,
Washington, Special Assessment Bonds, Series 2013
5 .750 04/01/43 103,822
6,065,000 Washington Health Care Facilities Authority, Revenue Bonds,
Central Washington Health Services Association, Refunding
Series 2015
4 .000 07/01/36 5,907,150
10,420,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015A, (UB)
5 .000 08/15/45 10,245,758
10,500,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2017B
4 .000 08/15/41 10,031,582
10,785,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014C, (UB)
5 .000 10/01/44 10,801,671
21,320,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D, (UB)
5 .000 10/01/38 21,365,559
2,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Cancer Center Alliance, Series 2020
4 .000 09/01/45 1,839,260
14,875,000 (a) Washington Health Care Facilities Authority, Revenue Bonds,
Seattle Cancer Center Alliance, Series 2020, (UB)
5 .000 09/01/55 15,091,457
TOTAL WASHINGTON 75,980,334
WEST VIRGINIA - 0.3% (0.2% of Total Investments)
6,000,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2023B
6 .000 09/01/48 6,685,445
TOTAL WEST VIRGINIA 6,685,445
WISCONSIN - 1.6% (1.0% of Total Investments)
25,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series 2017A
5 .000 06/15/37 24,324
1,000,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5 .125 05/01/36 996,117
5,545,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/36 5,019,702
4,430,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/46 3,571,980
79,862 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/47 2,326
69,810 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 1,920
68,693 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 1,777
66,459 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 1,595
65,342 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 1,482
84,889 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/52 1,789

Portfolio of Investments Janaury 31, 2025
(continued)
NZF

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 83,772 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/53 $ 1,671
80,979 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 1,518
79,304 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 1,405
77,628 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 1,307
4,224,917 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
5 .500 07/01/56 3,164,906
86,006 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/57 1,364
83,772 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/58 1,256
81,538 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 1,161
79,862 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 1,068
78,745 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/61 992
76,511 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 912
74,836 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 847
73,161 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 789
72,044 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/65 729
77,628 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 728
934,897 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 7,947
69,385 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 2,185
68,408 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 1,992
67,919 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 1,868
67,431 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 1,745
66,454 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 1,594

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 72,806 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/51 $ 1,652
1,874,234 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 1,314,609
72,317 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 1,524
71,340 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 1,423
70,851 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 1,328
69,874 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 1,238
68,897 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 1,160
68,408 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 1,084
67,431 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 1,011
66,942 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 953
66,454 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 889
65,476 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 825
64,988 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 775
64,010 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 724
63,522 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 685
63,033 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 638
62,056 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 582
808,203 (b),(c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 6,870
500,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series 2023A
6 .250 06/15/48 512,708
1,200,000 Public Finance Authority of Wisconsin, Exempt Facilities Revenue
Bonds, National Gypsum Company Project, Refunding Series
2016, (AMT)
4 .000 08/01/35 1,161,960
1,690,000 (b),(c) Public Finance Authority of Wisconsin, Limited Obligation Grant
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017A
6 .250 08/01/27 1,635,075

Portfolio of Investments Janaury 31, 2025
(continued)
NZF

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,350,000 (b) Public Finance Authority of Wisconsin, Limited Obligation PILOT
Revenue Bonds, American Dream @ Meadowlands Project, Series
2017
7 .000% 12/01/50 $ 1,375,300
160,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5 .200 12/01/37 164,405
2,905,000 Public Finance Authority of Wisconsin, Student Housing Revenue
Bonds, Collegiate Housing Foundation - Cullowhee LLC -
Western California University Project, Series 2015A
5 .000 07/01/35 2,908,427
1,000,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 1,001,024
1,000,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A
0 .000 12/15/31 774,347
2,105,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5 .000 06/01/32 2,109,563
2,500,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5 .000 06/01/39 2,501,053
12,650,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Ascension Health Alliance Senior Credit Group,
Series 2016A
5 .000 11/15/39 12,816,484
1,120,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014
5 .250 10/01/39 1,120,017
TOTAL WISCONSIN 42,239,329
WYOMING - 0.2% (0.1% of Total Investments)
4,660,000 Wyoming Community Development Authority, Housing Revenue
Bonds, 2024 Series 1
4 .700 12/01/49 4,711,613
TOTAL WYOMING 4,711,613
TOTAL MUNICIPAL BONDS
(Cost $4,061,234,780) 4,185,751,016
PRINCIPAL DESCRIPTION RATE (j) MATURITY (k) VALUE
243,974 VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% ( 0 .0 % of Total Investments) (j) 243,974
CONSUMER DURABLES & APPAREL - 0.0% (0.0% of Total Investments)
243,974 (d) Cahava Springs Advance 7 .500 12/31/26 243,974
TOTAL CONSUMER DURABLES & APPAREL 243,974
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $243,974) 243,974
TOTAL LONG-TERM INVESTMENTS
(Cost $4,061,478,754) 4,185,994,990
FLOATING RATE OBLIGATIONS - (14.5)% (374,120,000)
MFP SHARES, NET - (24.8)%(l) (640,165,364)
VRDP SHARES, NET - (26.1)%(m) (673,811,544)
OTHER ASSETS & LIABILITIES, NET -  3.0% 79,207,989
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,577,106,071
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $377,373,095 or 9.0% of Total Investments.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(h) When-issued or delayed delivery security.
(i) Inverse floating rate trust is a non recourse trust.
(j) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate
(Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(k) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(l) MFP Shares, Net as a percentage of Total Investments is 15.3%.
(m) VRDP Shares, Net as a percentage of Total Investments is 16.1%.
NZF
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,185,744,520 $ 6,496 $ 4,185,751,016
Variable Rate Senior Loan Interests – – 243,974 243,974
Total $ – $ 4,185,744,520 $ 250,470 $ 4,185,994,990